NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20.NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022 and 2021:

	For the year ended December 31,,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(90,238)	$(38,905)
Denominator:
Weighted average shares outstanding, basic and diluted	67,368,620	60,800,000
Basic and diluted net loss per share	$(1.34)	$(0.64)

The basic and diluted net loss per share for the twelve months ended December 31, 2022 and 2021 has been computed to give effect to the conversion of the Mondee shares outstanding into shares of the Company Class A Common Stock as though the conversion had occurred as of the beginning of the earliest period presented.

Basic and diluted net loss per share attributable to common stockholders are the same for the twelve months ended December 31, 2022 and 2021, as the inclusion of potential shares of the Company Class A Common Stock would have been anti-dilutive for the periods presented.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common shares as of the periods presented because including them would be anti-dilutive:

	For the year ended December 31,
	2022	2021
Warrants (Private Warrants and Preferred Financing Warrants)	1,507,500	—
Outstanding earn-out shares	7,600,000	—
Restricted stock units*	105,000	—
Potential common share excluded from diluted net loss per share	9,212,500	—

*Includes 35,000 RSUs issued that vest on occurrence of market conditions and 70,000 RSUs issued that vest over service period